Other Comprehensive (Loss) Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
(Loss) gain on cash flow hedges (interest-rate swap agreements) (Notes 5, 17)	$ (5)	$ 10
(Loss) gain on transfer of other post-employment benefits (OPEB) (Note 19)	(9)	2
Other	0	11
Other comprehensive income (loss)	(14)	23
Amount reclassified, after tax gain (loss)	2	2
Amount reclassified, pre-tax gain (loss)	$ 2	$ 3